Risks and contingencies	12 Months Ended
Mar. 31, 2023
Risks and Uncertainties [Abstract]
Risks and contingencies
25.
Risks and contingencies
(a)
The Company is incorporated in the Cayman Islands and considered as a foreign entity under PRC laws. Due to legal restrictions on foreign ownership and investment in, among other areas, value-added telecommunications services, which include the operations of Internet content providers, the Company operates its Internet businesses and other businesses through various contractual arrangements with VIEs that are incorporated and owned by PRC citizens or by PRC entities owned and/or controlled by PRC citizens. The VIEs hold the licenses and approvals that are essential for their business operations in the PRC and the Company has entered into various agreements with the VIEs and their equity holders such that the Company has the right to benefit from their licenses and approvals and generally has control of the VIEs. In the Company’s opinion, the current ownership structure and the contractual arrangements with the VIEs and their equity holders as well as the operations of the VIEs are in substantial compliance with all existing PRC laws, rules and regulations. However, there may be changes and other developments in PRC laws, rules and regulations. Accordingly, the Company gives no assurance that PRC government authorities will not take a view in the future that is contrary to the opinion of the Company. If the current ownership structure of the Company and its contractual arrangements with the VIEs and their equity holders were found to be in violation of any existing or future PRC laws or regulations, the Company’s ability to conduct its business could be impacted and the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changes in the PRC laws which may result in deconsolidation of the VIEs.
(b)
The PRC market in which the Company operates poses certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Company to operate or invest in online and mobile commerce or other Internet related businesses, representing the principal services provided by the Company, in the PRC. The information and technology industries are highly regulated. Restrictions are currently in place or are unclear regarding what specific segments of these industries foreign owned enterprises, like the Company, may operate. If new or more extensive restrictions were imposed on the segments in which the Company is permitted to operate, the Company could be required to sell or cease to operate or invest in some or all of its current businesses in the PRC. These uncertainties also extend to the PRC’s regulations relating to anti-monopoly and anti-unfair competition. In December 2020, the State Administration for Market Regulation of the PRC (the “SAMR”) commenced an investigation on the Company pursuant to the PRC Anti-monopoly Law. Following the investigation, in April 2021, the SAMR issued an administrative penalty decision of the anti-monopoly investigation into the Company and imposed a fine of RMB18.2 billion, which was accrued for as of March 31, 2021. The amount has been paid as of March 31, 2022. The SAMR also issued an administrative guidance, instructing the Company to implement a comprehensive rectification program, and to file a self-assessment and compliance report to the SAMR for three consecutive years.
(c)
Because of the Company's equity interest in and close association with Ant Group and overlapping user bases, regulatory developments, litigation or proceedings, media and other reports, whether or not true, and other events that affect Ant Group could also negatively affect customers’, regulators’, investors’ and other third parties’ perception of the Company. In April 2021, Ant Group announced that it would apply to set up a financial holding company to ensure its financial-related businesses are fully regulated. To implement the rectification plan and comply with applicable new measures and rules, Ant Group may be required to spend significant time and resources and make changes to its businesses, which could materially and adversely affect its business operations and growth prospects. In July 2023, PRC regulators announced a RMB7.07 billion fine for Ant Group and Ant Group has completed the related work on the rectification. Changes in Ant Group’s business and future prospects, or speculation of such changes, as well as additional regulatory requirements placed on Ant Group, could in turn have a material adverse effect on the Company.
25.
Risks and contingencies (Continued)
(d)
The Company’s sales, purchase and expense transactions are generally denominated in RMB and a significant portion of the Company’s assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”).

Remittances in currencies other than RMB by the Company in the PRC must be processed through the PBOC or other PRC foreign exchange regulatory bodies and require certain supporting documentation in order to effect the remittance. If the foreign exchange control system prevents the Company from obtaining sufficient foreign currencies to satisfy its currency demands, the Company may not be able to pay dividends in foreign currencies and the Company’s ability to fund its business activities that are conducted in foreign currencies could be adversely affected.

(e)
In the ordinary course of business, the Company makes strategic investments to increase the service offerings and expand capabilities. The Company continually reviews its investments to determine whether there is a decline in fair value below the carrying value. Fair value of the listed securities is subject to volatility and may be materially affected by market fluctuations.
(f)
Financial instruments that potentially subject the Company to significant concentration of credit risk consist principally of cash and cash equivalents, short-term investments, restricted cash and equity securities and other investments. As of March 31, 2022 and 2023, substantially all of the Company’s cash and cash equivalents, restricted cash, short-term investments and other treasury investments were held by major financial institutions located worldwide, including Chinese mainland and Hong Kong S.A.R. If the financial institutions and other issuers of financial instruments held by the Company could become insolvent or if the markets for these instruments could become illiquid as a result of a severe economic downturn, the Company could lose some or all of the value of its investments.
(g)
During the years ended March 31, 2021, 2022 and 2023, the Company offered a trade assurance program on the international wholesale marketplaces at no charge to the wholesale buyers and sellers. If the wholesale sellers who participate in this program do not deliver the products in their stated specifications to the wholesale buyers on schedule, the Company may compensate the wholesale buyers for their losses on behalf of the wholesale sellers up to a pre-determined amount following a review of each particular case. In turn, the Company will seek a full reimbursement from the wholesale sellers for the prepaid reimbursement amount, yet the Company is exposed to a risk over the collectability of the reimbursement from the wholesale sellers. During the years ended March 31, 2021, 2022 and 2023, the Company did not incur any material losses with respect to the compensation provided under this program. Given that the maximum compensation for each wholesale seller is pre-determined based on their individual risk assessments by the Company considering their credit profile or other relevant information, the Company determined that the likelihood of material default on the payments are not probable and therefore no provisions have been made in relation to this program.
25.
Risks and contingencies (Continued)
(h)
In the ordinary course of business, the Company is from time to time involved in legal proceedings and litigations in relation to disputes relating to trademarks and other intellectual property, among others. In 2017, Beijing Jingdong Shiji Trading Co., Ltd. and Beijing Jingdong 360 E-commerce Co., Ltd. sued Tmall China, Zhejiang Tmall Network Co., Ltd. and Alibaba Group Holding Limited for abuse of dominant market position. The plaintiffs requested the three defendants to cease relevant acts and claimed a substantial amount of damages in the original complaint. In March 2021, the plaintiffs amended their claim to seek higher damages. The case is pending in Beijing High People’s Court and the potential damages are not reasonably estimable at the current stage. There are no legal proceedings and litigations that have in the recent past had, or to the Company’s knowledge, are probable to have, a material impact on the Company’s financial positions, results of operations or cash flows. The Company did not accrue any material loss contingencies in this respect as of March 31, 2022 and 2023.
(i)
The global outbreak of the COVID-19 pandemic continued to have a significant negative impact on the global economy in the year ended March 31, 2023, which has adversely affected the Company’s business and financial results. From early 2020 to early 2023, the COVID-19 pandemic triggered a series of lock-downs, social distancing requirements and travel restrictions that significantly and negatively affected our various businesses in China, particularly the Company’s China commerce and local consumer services businesses. The Company’s key international commerce businesses also experienced a negative impact. The COVID-19 pandemic also presented challenges to the Company’s business operations as well as the business operations of the Company’s merchants, business partners and other participants in the Company’s ecosystem, such as closure of offices and facilities, disruptions to or even suspensions of normal business and logistics operations, as well as restrictions on travel. Starting in December 2022, China has lifted most of the COVID-19-induced travel restrictions and quarantine requirements. From late December 2022 to early 2023, certain parts of China experienced COVID-19 resurgence, which caused significant disruption to the Company's business operations in these regions. It is not possible to determine the impact of the COVID-19 pandemic on the Company’s business operations and financial results going forward, which is highly dependent on numerous factors, including the frequency, duration and spread of the outbreaks of the COVID-19 pandemic (including any new variant with different characteristics) in China or elsewhere, actions taken by governments, the response of businesses and individuals to the pandemic, the impact of the pandemic on business and economic conditions in China and globally, consumer demand, the Company’s ability and the ability of merchants, retailers, logistics service providers and other participants in the Company’s ecosystem to continue operations in areas affected by the pandemic and the Company’s efforts and expenditures to support merchants and partners and ensure the safety of the Company’s employees. The COVID-19 pandemic may continue to adversely affect the Company’s business and results of operations.
(j)
The Russia-Ukraine conflict has resulted in significant disruptions to supply chains, logistics and business activities in the region that has negatively affected our international commerce business and Cainiao’s international logistics business. The conflict has also caused, and continues to intensify, significant geopolitical tensions in Europe and across the globe. The resulting sanctions imposed are expected to have significant impacts on the economic conditions of the countries and markets targeted by such sanctions, and may have unforeseen, unpredictable secondary effects on global energy prices, supply chains and other aspects of the global economy. The conflict may adversely affect our business, financial condition and results of operations.